Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,965,818.19
Total Fee Amount	4,000.18
Total Offset Amount	0.00
Net Fee	$ 4,000.18
Offering Table N/A
Offset Table N/A	N/A